Submission	Mar. 27, 2025
Submission [Line Items]
Central Index Key	0001415311
Registrant Name	ProShares Trust II
Registration File Number	333-284924
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	ProShares Trust II
Street 1	7272 Wisconsin Avenue
Street 2	21st Floor
City	Bethesda
State or Country Code	MD
Zip Code	20814-4802
Reporting FY End Date	Dec. 31, 2024